Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of related party balances and transactions
	December 31,	December 31,
	2021	2020
Balances with related parties -
Short-term liabilities due to shareholders	$96,320	$120,881
Long-term loans due to shareholders	$1,088,250	$1,088,703
Related parties’ transactions -
Interest expenses	$-	$1,700
Purchases	$1,501	$-